Pacer Trendpilot European Index ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 95.5%
Austria - 0.6%
ANDRITZ AG	675	$37,218.00
Erste Group Bank AG	2,730	105,930
OMV AG	1,360	73,438
Raiffeisen Bank International AG	1,244	29,455
Telekom Austria AG	1,308	11,156
Verbund AG	630	58,180
voestalpine AG	1,098	48,427
		363,804
Belgium - 2.7%
Ackermans & van Haaren NV	218	37,575
Ageas SA/NV	1,704	90,073
Anheuser-Busch InBev SA/NV - ADR (a)	8,114	511,020
Colruyt SA	497	28,264
Elia Group SA/NV	344	40,705
Galapagos NV - ADR (b)	566	34,266
Groupe Bruxelles Lambert SA	1,034	120,328
KBC Groep NV	2,626	211,515
Proximus SADP	1,348	27,704
Sofina SA	146	68,446
Solvay SA	668	89,147
Telenet Group Holding NV	448	16,804
UCB SA	1,160	125,496
Umicore SA	1,966	121,926
		1,523,269
Britain - 0.3%
CNH Industrial NV	9,408	156,913
TechnipFMC PLC (b)	4,384	31,723
		188,636
Finland - 4.3%
Elisa OYJ	1,370	88,052
Fortum Oyj	4,132	113,913
Huhtamaki OYJ	898	47,841
Kesko OYJ - Class B	2,574	110,381
Kojamo Oyj	1,872	46,101
Kone Oyj - Class B	3,756	311,088
Metso Outotec Oyj	5,796	65,840
Neste Oyj	3,976	244,411
Nokia Oyj - ADR (a) (b)	55,654	338,376
Nokian Renkaat OYJ	1,306	55,091
Nordea Bank Abp	32,690	383,909
Orion OYJ - Class B	992	42,234
Sampo OYJ	4,834	232,929
Stora Enso Oyj - Class R	5,492	108,701
UPM-Kymmene Oyj	5,096	208,195
Wartsila OYJ Abp	4,666	70,240
		2,467,302
France - 30.0%
Accor SA (b)	1,756	62,200
Aeroports de Paris (b)	272	32,976
Air Liquide SA	4,486	780,030
ALD SA (c)	774	11,330
Alstom SA (b)	2,618	108,572
Amundi SA (c)	544	50,271
Arkema SA	638	81,170
Atos SE	900	43,047
AXA SA	18,556	481,625
BioMerieux	408	48,665
BNP Paribas SA	10,450	637,792
Bollore SA	9,428	52,699
Bouygues SA	2,030	78,239
Bureau Veritas SA	2,646	87,385
Capgemini SE	1,506	325,589
Carrefour SA	5,546	103,027
Casino Guichard Perrachon SA (b)	532	15,039
Cie de Saint-Gobain	4,636	331,343
Cie Generale des Etablissements Michelin	1,674	273,443
CNP Assurances	1,432	24,385
Credit Agricole SA	11,040	154,012
Danone SA	5,734	422,131
Dassault Aviation SA	20	23,820
Dassault Systemes SE	6,305	347,938
Edenred	2,354	136,774
Eiffage SA	732	74,625
Electricite de France SA	4,906	59,740
Engie SA	15,832	211,321
EssilorLuxottica SA	2,824	533,183
Eurazeo SE	418	40,511
Faurecia	948	42,318
Faurecia SE	179	8,152
Getlink SE	4,352	69,721
Hermes International	292	446,492
Iliad SA	146	31,530
Imerys SA	376	17,413
Ipsen SA	334	35,698
JCDecaux SA (b)	700	19,099
Kering	720	645,872
La Francaise des Jeux SAEM (c)	836	44,726
Legrand SA	2,552	287,353
L'Oreal SA	2,317	1,060,665
LVMH Moet Hennessy Louis Vuitton SE - ADR	12,102	1,940,979
Neoen SA (b) (c)	206	8,949
Orange SA	18,270	203,616
Orpea SA	470	59,685
Pernod Ricard SA	1,988	438,875
Plastic Omnium SA	542	17,205
Publicis Groupe SA	2,140	135,103
Remy Cointreau SA	230	50,530
Renault SA (b)	1,758	66,786
Rexel SA	2,898	61,123
Rubis SCA	900	36,107
Safran SA	3,076	402,475
Sanofi - ADR (a)	21,273	1,096,836
Sartorius Stedim Biotech	230	131,317
Schneider Electric SE	5,072	850,157
SCOR SE	1,506	42,144
SEB SA	297	49,360
Societe Generale SA	7,398	216,984
Sodexo SA (b)	836	71,304
SOITEC (b)	202	48,404
Suez SA	3,556	82,974
Technip Energies NV (b)	878	11,900
Teleperformance	554	233,695
Thales SA	962	100,994
TotalEnergies SE - ADR (a)	23,860	1,041,012
Ubisoft Entertainment SA (b)	898	57,034
Valeo SA	2,290	66,229
Veolia Environnement SA	4,812	158,004
Vinci SA	4,356	460,977
Vivendi SE (a)	7,530	254,576
Wendel SA	270	37,922
Worldline SA/France (b) (c)	2,338	218,854
		16,994,031
Germany - 25.6%
1&1 Drillisch AG	448	13,307
adidas AG	1,847	670,668
Allianz SE	3,956	985,492
BASF SE	8,828	693,472
Bayer AG	9,486	565,903
Bayerische Motoren Werke AG	3,076	306,071
Bechtle AG	270	55,778
Beiersdorf AG	952	113,101
Brenntag SE	1,484	148,226
Carl Zeiss Meditec AG	354	78,864
Commerzbank AG (b)	9,947	64,190
Continental AG (b)	1,036	140,839
Covestro AG (c)	1,726	111,096
CTS Eventim AG & Co. KGaA (b)	564	38,336
Daimler AG	7,932	708,337
Delivery Hero SE (b) (c)	1,430	214,078
Deutsche Bank AG (b)	19,548	247,147
Deutsche Boerse AG	1,758	293,525
Deutsche Lufthansa AG (a) (b)	2,866	32,461
Deutsche Post AG	9,344	633,027
Deutsche Telekom AG	31,150	646,878
Deutsche Wohnen SE	3,316	207,066
DWS Group GmbH & Co. KGaA (c)	334	15,761
E.ON SE	20,700	254,689
Evonik Industries AG	1,830	63,606
Evotec SE (b)	1,403	58,218
Fielmann AG	230	17,271
Fraport AG Frankfurt Airport Services Worldwide (b)	344	22,648
Fresenius Medical Care AG & Co. KGaA	1,876	148,079
Fresenius SE & Co. KGaA	3,860	202,939
FUCHS PETROLUB SE	324	12,972
GEA Group AG	1,590	70,523
Hannover Rueck SE	584	98,304
HeidelbergCement AG	1,422	126,143
Hella GmbH & Co. KGaA (b)	428	29,986
HelloFresh SE (b)	1,428	133,959
Henkel AG & Co. KGaA	972	88,380
HOCHTIEF AG	188	14,915
Infineon Technologies AG	12,552	478,486
KION Group AG	755	80,158
Knorr-Bremse AG	638	72,353
LANXESS AG	804	58,236
LEG Immobilien AG	668	105,669
Merck KGaA	1,244	254,779
METRO AG	1,260	16,337
MTU Aero Engines AG	512	128,214
Muenchener Rueckversicherungs-Gesellschaft AG	1,348	364,428
Nemetschek SE	522	46,095
OSRAM Licht AG (b)	282	17,864
ProSiebenSat.1 Media SE	1,496	28,474
Puma SE	868	106,571
Rational AG	30	32,591
Rheinmetall AG	418	40,144
RWE AG	6,026	214,522
SAP SE - ADR (a)	10,881	1,563,817
Scout24 AG (c)	992	84,986
Siemens AG - ADR	14,672	1,145,957
Siemens Energy AG (b)	3,652	99,381
Siemens Healthineers AG (c)	2,168	143,198
Symrise AG	1,212	178,711
Talanx AG	512	21,780
TeamViewer AG (b) (c)	1,520	51,118
Telefonica Deutschland Holding AG	6,392	17,243
ThyssenKrupp AG (b)	4,456	44,444
Traton SE	480	15,066
Uniper SE	1,076	42,058
United Internet AG	1,036	42,891
Varta AG	136	23,562
Volkswagen AG	312	103,631
Vonovia SE	5,420	361,209
Wacker Chemie AG	146	21,511
Zalando SE (b) (c)	1,538	171,061
		14,502,800
Greece - 0.3%
Alpha Bank AE (b)	13,144	17,003
Eurobank Ergasias SA (b)	24,340	22,954
FF Group (b) (d)	1,259	7,169
Hellenic Petroleum SA	564	3,860
Hellenic Telecommunications Organization SA	2,228	40,649
JUMBO SA	1,004	15,959
Motor Oil Hellas Corinth Refineries SA (b)	542	8,718
Mytilineos SA	1,014	18,813
National Bank of Greece SA (b)	5,220	14,800
OPAP SA	1,946	28,117
Public Power Corp. (b)	1,095	11,756
Terna Energy SA	418	5,623
		195,421
Ireland - 0.8%
AIB Group PLC (b)	7,502	18,439
Glanbia PLC	1,892	32,521
Kerry Group PLC	1,474	218,567
Kingspan Group PLC	1,444	157,078
		426,605
Italy - 6.2%
A2A SpA	14,761	31,352
Amplifon SpA	1,170	57,848
Assicurazioni Generali SpA	12,086	241,579
Atlantia SpA (b)	4,708	85,449
Banca Mediolanum SpA	2,458	24,213
Buzzi Unicem SpA	939	24,840
Davide Campari-Milano NV	4,826	67,897
DiaSorin SpA	218	44,260
Enel SpA	75,002	692,197
Eni SpA	23,894	284,124
Ferrari NV	1,170	255,168
FinecoBank Banca Fineco SpA (b)	5,828	104,497
Hera SpA	6,706	28,543
Infrastrutture Wireless Italiane SpA (c)	3,096	35,030
Intesa Sanpaolo SpA	148,394	410,421
Italgas SpA	4,680	31,722
Leonardo SpA (b)	3,776	29,725
Mediobanca Banca di Credito Finanziario SpA (b)	6,556	76,884
Moncler SpA	1,840	126,597
Nexi SpA (b) (c)	4,208	90,251
Pirelli & C SpA (c)	3,756	22,714
Poste Italiane SpA (c)	4,366	57,851
Prysmian SpA	2,440	87,471
Recordati Industria Chimica e Farmaceutica SpA	930	57,566
Snam SpA	20,876	126,397
Telecom Italia SpA	101,740	44,764
Telecom Italia SpA - Savings Shares	57,662	26,916
Terna Rete Elettrica Nazionale SpA	13,300	105,770
UniCredit SpA	20,430	244,969
UnipolSai Assicurazioni SpA	4,760	13,236
		3,530,251
Luxembourg - 1.0%
ArcelorMittal	6,738	234,794
Aroundtown SA	11,438	89,633
EUROFINS SCIENTIFI (b)	1,192	142,589
RTL Group SA	366	20,710
Tenaris SA - ADR	2,738	55,965
		543,691
Netherlands - 15.8%
Aalberts Industries NV	920	56,008
ABN AMRO Group NV (b) (c)	3,961	46,156
Adyen NV (b) (c)	260	706,141
Aegon NV	16,826	71,736
Airbus Group SE (b)	5,354	734,834
Akzo Nobel NV	1,830	225,985
Argenx SE - ADR (b)	503	153,128
ASM International NV	450	159,557
ASML Holding NV	3,875	2,971,118
ASR Nederland NV	1,328	54,586
Euronext NV (c)	586	65,205
EXOR NV	994	81,808
GrandVision NV (b) (c)	470	15,806
Heineken Holding NV	1,014	99,777
Heineken NV	2,280	265,597
IMCD NV	544	94,217
ING Groep NV - ADR (a)	38,455	492,224
JDE Peet's NV	796	26,798
Koninklijke Ahold Delhaize NV	10,261	318,849
Koninklijke DSM NV	1,652	333,050
Koninklijke KPN NV	31,634	103,872
Koninklijke Philips NV	8,776	404,867
Koninklijke Vopak NV	638	27,011
NN Group NV	2,982	148,324
Prosus NV	4,142	367,773
QIAGEN NV (b)	2,112	113,218
Randstad Holding NV	1,056	76,614
Signify NV (c)	1,212	67,847
Stellantis NV - France	9,073	174,251
Stellantis NV - Italy	10,530	202,233
Wolters Kluwer NV	2,552	290,865
		8,949,455
Poland - 0.1%
InPost SA (b)	1,946	38,135

Portugal - 0.4%
EDP - Energias de Portugal SA	26,894	139,640
Galp Energia SGPS SA	4,918	47,979
Jeronimo Martins SGPS SA	2,332	47,512
		235,131
Spain - 7.0%
Acciona SA	198	30,346
ACS Actividades de Construccion y Servicios SA	2,384	62,669
Aena SME SA (b) (c)	675	107,457
Amadeus IT Holding SA (b)	4,070	266,702
Banco Bilbao Vizcaya Argentaria SA - ADR (a)	65,533	417,445
Banco Santander SA - ADR	168,312	617,705
Bankinter SA	6,550	35,796
CaixaBank SA	42,172	125,317
Cellnex Telecom SA (c)	3,264	212,724
EDP Renovaveis SA	2,314	54,351
Enagas SA	2,384	54,751
Endesa SA	3,034	73,817
Ferrovial SA	4,674	138,614
Grifols SA	3,160	80,369
Iberdrola SA	58,045	699,578
Industria de Diseno Textil SA	10,046	340,710
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,550	13,225
Mapfre SA	9,438	19,447
Naturgy Energy Group SA	2,876	74,340
Red Electrica Corp. SA	4,122	81,781
Repsol SA	13,159	143,939
Siemens Gamesa Renewable Energy SA (b)	2,144	59,768
Telefonica SA	48,630	223,020
Zardoya Otis SA	1,704	11,542
		3,945,413
Switzerland - 0.4%
STMicroelectronics NV	6,048	247,806

TOTAL COMMON STOCKS (Cost $45,205,167)		54,151,750

PREFERRED STOCKS - 1.8%
Germany - 1.8%
Bayerische Motoren Werke AG	544	46,721
FUCHS PETROLUB SE	668	33,298
Henkel AG & Co. KGaA	1,674	169,745
Porsche Automobil Holding SE	1,474	159,607
Sartorius AG	334	201,987
Volkswagen AG	1,756	428,069
		1,039,427
TOTAL PREFERRED STOCKS (Cost $803,340)		1,039,427

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Belgium - 0.1%
Warehouses De Pauw CVA	1,343	57,799

France - 0.5%
Covivio	480	45,119
Gecina SA	497	78,914
ICADE	312	28,554
Klepierre	1,798	43,618
Unibail-Rodamco-Westfield (b)	1,296	107,878
		304,083
Spain - 0.1%
Inmobiliaria Colonial Socimi SA	3,108	33,145
Merlin Properties Socimi SA	3,170	35,573
		68,718
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $341,757)		430,600

EXCHANGE TRADED FUNDS - 0.9%
iShares MSCI Eurozone ETF	10,500	523,425
TOTAL EXCHANGE TRADED FUNDS (Cost $527,991)		523,425
	Principal Amount
SHORT-TERM INVESTMENTS - 0.4%
Money Market Deposit Accounts - 0.4%
U.S. Bank Money Market Deposit Account, 0.003% (e)	$201,419	201,419
TOTAL SHORT-TERM INVESTMENTS (Cost $201,419)		201,419

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.9%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (e)	5,595,201	5,595,201
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,595,201)		5,595,201
Total Investments (Cost $52,674,875) - 109.2%		61,941,822
Liabilities in Excess of Other Assets - (9.2)%		(5,208,697)
TOTAL NET ASSETS - 100.0%		$56,733,125

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $5,397,103 or 9.5% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of these securities total $2,552,610, or 4.5% of net assets.

(d)	As of July 31, 2021, the Fund has fair valued this security. This security is deemed illiquid according to the Fund’s liquidity guidelines. Value determined using significant unobservable inputs.
(e)	The rate shown is as of July 31, 2021.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^		Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks		$ 54,144,581	$ -	$ 7,169	$ -	$ 54,151,750
Preferred Stocks		1,039,427	-	-	-	1,039,427
Real Estate Investment Trusts		430,600	-	-	-	430,600
Exchange Traded Funds		523,425	-	-	-	523,425
Short-Term Investments		201,419	-	-	-	201,419
Investments Purchased with Proceeds from Securities Lending		-	-	-	5,595,201	5,595,201
Total Investments in Securities		$ 56,339,452	$ -	$ 7,169	$ 5,595,201	$ 61,941,822
^ See Schedule of Investments for country breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Balance as of 04/30/2021		Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2021
Common Stocks	$ 7,265	$ -	$ (161)	$ -	$ -	$ -	$ -	$ 7,169

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
Fair Value as of 07/31/2021		Valuation Techniques	Unobservable Input	Impact to valuation from an increase to input*
Common Stocks	$ 7,169	Last Trade Price	Stale Data	4.80 EUR
*Table presents information for one security, which has been valued at 4.80 EUR per share throughout the period.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.